FAIR VALUE MEASUREMENTS - NONRECURRING FAIR VALUE MEASURES (Details) $ in Millions			1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2016 USD ($)	Jul. 16, 2014 USD ($) MW	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2014 MW	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 29, 2016 USD ($)	Sep. 27, 2016	Sep. 25, 2016	Mar. 29, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remeasurement of equity method investment								$ 617	$ 0	$ 0
Equity method investment								2,080	$ 2,889
Rockies Express [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage in equity method investee			25.00%
Market Approach Valuation Technique [Member] | GdC [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment	$ 1,144
% of fair value measurement	100.00%
Range of inputs	100.00%
Market Approach Valuation Technique [Member] | TdM [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment											$ 145
% of fair value measurement											100.00%
Range of inputs											100.00%
Market Approach Valuation Technique [Member] | Energia Sierra Juarez Wind Project [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment		$ 26
% of fair value measurement		100.00%
Range of inputs		100.00%
Market Approach Valuation Technique [Member] | Rockies Express [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment														$ 440
% of fair value measurement														100.00%
Range of inputs														100.00%
Carrying Amount [Member] | TdM [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment								154
Carrying Amount [Member] | Energia Sierra Juarez Wind Project [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investment								$ 38
Sempra Mexico [Member] | GdC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquired percentage interest	50.00%
Ownership percentage in equity method investee	100.00%											100.00%	50.00%
Remeasurement of equity method investment	$ 617
Gain on acquisition of remaining voting rights, net of tax	432
Fair value of investment	1,144
Equity method investment	520
Reclassification adjustment from AOCI	(7)
Fair value of business combination	$ 2,288
Sempra Mexico [Member] | TdM [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other than temporary impairment in investment						$ 131
Other than temporary impairment in investment, net of tax						$ 111
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage in equity method investee		50.00%
Sempra Mexico [Member] | Energia Sierra Juarez Wind Project [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage in equity method investee		50.00%
Generating capacity (in mw) | MW		155			155
Cash consideration received		$ 24
Cash		2
Gain attributable to remeasurement, after tax		7
Proceeds from sale		$ 26
Sempra LNG & MIdstream [Member] | Rockies Express [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage in equity method investee				25.00%										25.00%
Fair value of investment				$ 440
Equity method investment				484
Other than temporary impairment in investment				44			$ 44
Other than temporary impairment in investment, net of tax				27			$ 27
Proceeds from sale of investments			$ 443	$ 440